Redeemable Convertible Preferred Shares - Dividend Rights and Liquidation Preferences (Details)	12 Months Ended
Dec. 31, 2018
Temporary Equity [Line Items]
Liquidation payment as percentage of original purchase price	150.00%
Series A-1 Redeemable Convertible Preferred Shares
Temporary Equity [Line Items]
Preferred stock, dividend rate (as a percent)	10.00%
Series A-2 Redeemable Convertible Preferred Shares
Temporary Equity [Line Items]
Preferred stock, dividend rate (as a percent)	10.00%